Income Taxes (Deferred Tax Valuation Allowance) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 10.5	$ 3.2	$ 42.3
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Deferred Tax Valuation Allowances [Roll Forward]
Balance at beginning of year	73.9	76.9	124.8
Additions charged to income	0.3	0.2	0.1
Accounts written-off	(10.5)	(3.2)	(42.3)
Other, net	0.0	0.0	(5.7)
Balance at end of year	63.7	$ 73.9	76.9
Valuation Allowance, Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 10.2		$ 44.0